MINING MACHINES, NET (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
MINING MACHINES, NET
Mining machines	¥ 1,856,551,378	$ 254,000,000
Less: accumulated depreciation	(84,232,337)	(11,539,783)
Mining machines, net	¥ 1,772,319,041	$ 242,806,713